Note 32 (Tables)	6 Months Ended
Jun. 30, 2022
Net Interest Income [Abstract]
Interest income breakdown by origin [Table Text Block]
The breakdown of the interest and other income recognized in the accompanying condensed consolidated income statement is as follows:

Interest and other income. Breakdown by origin (Millions of Euros)
	June 2022	June 2021
Financial assets held for trading	774	518
Financial assets designated at fair value through profit or loss	6	2
Financial assets at fair value through other comprehensive income	1,304	814
Financial assets at amortized cost	10,395	8,849
Insurance activity	602	508
Adjustments of income as a result of hedging transactions	(63)	(55)
Other income (*)	385	326
Total	13,403	10,962
(*) The balance includes the interest accrued from TLTRO III operations which amounts to €191 million and €187 million for the six months ended June 30, 2022 and 2021 respectively (See Note 21.1).

Interest expense breakdown by origin [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated income statements is as follows:

Interest expense. Breakdown by origin (Millions of Euros)
	June 2022	June 2021
Financial liabilities held for trading	553	651
Financial liabilities designated at fair value through profit or loss	20	33
Financial liabilities at amortized cost	3,775	2,980
Adjustments of expense as a result of hedging transactions	(178)	(200)
Insurance activity	426	362
Cost attributable to pension funds	31	30
Other expense	225	150
Total	4,852	4,007